COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
2014	$ 5,979
2015	5,831
2016	5,795
2017	5,896
2018 and on	43,019
Total minimum lease payments	$ 66,520	[1]

[1]	Minimum payments have been reduced by minimum sublease rental of $ 1,068 due in the future under non-cancelable subleases.